Organization and Principal Activities	12 Months Ended
Jun. 30, 2025
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Beta FinTech Holdings Limited (“Beta FinTech”) is a company incorporated in Cayman Islands with limited liability on August 20, 2024 as an investment holding company. Beta FinTech’s registered office in the Cayman Islands is at Harneys Fiduciary (Cayman) Limited, 4th Floor, Harbour Place, 103 South Church Street, P.O. Box 10240, Grand Cayman KY1-1002, Cayman Islands and its principal place of business operation is situated at Flat 3326, 33/F, China Merchants Tower Shun Tak Centre, 168-200 Connaught Road Central, Sheung Wan, Hong Kong. Beta FinTech together with its subsidiaries (collectively the “Company”) are primarily engaged in providing securities brokerage, underwriting services, placing services and financial advisory service in Hong Kong.

Beta International Securities Limited was incorporated on October 19, 1990. It is a limited liability corporation licensed with the Hong Kong Securities and Futures Commission (“HKSFC”) to carry out regulated activities including Type 1 (Dealing in Securities) regulated activities which mainly offer securities dealings and brokerage services, underwriting and placing services and other financing services; and Type 4 (Advising on Securities) regulated activities in Hong Kong which mainly offer investment advisory services to customers, and Type 9 (asset management). Beta HK has received Type 9 License in August 2025. As of the date of this prospectus, Beta HK has not started this business.

Ascent Capital Management Investment Limited is a company incorporated in British Virgin Islands with limited liability on June 7, 2024. It has no operation currently.

Beta International (USA) Corp. was incorporated by Mr. Cong Gao on October 22, 2024 on behalf of Ascent Capital as Ascent Capital’s wholly-owned subsidiary, in Delaware, United States, with authorized share capital of 1,000 shares of common stock, at par value $0.0001 per share. On December 5, 2024, pursuant to a securities subscription agreement executed between Beta US and Ascent Capital, Beta US issued 100 shares, $0.0001 par value per share, to Ascent Capital. As such, Beta US became a fully-owned subsidiary of Ascent BVI.

Details of the Company are set out in the table as follows as of the report date:

	Date of	Percentage of effective ownership as of June 30,		Place of
Name	incorporation	2025	2024	incorporation	Principal activities
Beta FinTech Holdings Limited	August 20, 2024	N/A	N/A	Cayman Islands	Investment holding
Ascent Capital Management Investment Limited (“Ascent Capital”)	June 7, 2024	100%	100%	British Virgin Islands	Dormant
Beta Capital International Holdings Limited (“Beta BVI”)	January 15, 2014	100%	100%	British Virgin Islands	Investment holding and providing financial advisory service in Hong Kong
Beta International Securities Limited (“Beta International”)	October 19, 1990	100%	100%	Hong Kong	Providing securities brokerage, underwriting and placing services, financial advisory service and asset management in Hong Kong
Beta International (USA) Corp. (“Beta US”)	October 22, 2024	100%	100%	Delaware	Inactive
Beta Hengrui Capital Limited (“Beta Hengrui”)	March 24, 2025	100%	100%	British Virgin Islands	Inactive
Beta International OFC	October 24, 2025	100%	100%	Hong Kong	Providing Asset Management services

Reorganization

In connection with its proposed initial public offering, the Company undertook a reorganization of its legal structure (the “Reorganization”). The Reorganization involved:

(1)	On August 20, 2024, Beta FinTech was incorporated in the Cayman Islands with limited liability with authorized share capital of US$50,000 of par value of US$1 each. On its date of incorporation, Beta FinTech allotted and issued 3,400, 3,300 and 3,300 shares to each of the entity wholly-owned by Mr. Shaojie Sun, Mr. Cong Gao and Mr. Xianxin Xiang, respectively, at an aggregate consideration of US$10,000.

(2)	On November 25, 2024, the entire ownership interest of Beta Capital was transferred from Mr. Shaojie Sun, Mr. Cong Gao and Mr. Xianxin Xiang, who owns 34%, 33% and 33% of equity interest of Beta Capital, respectively, to the Company by way of share swap in which Beta FinTech allotted and issued 2,046.8, 1,986.6 and 1,986.6 shares, respectively, to each of the entity wholly-owned by Mr. Shaojie Sun, Mr. Cong Gao and Mr. Xianxin Xiang, credited as fully paid (“Share Swap”). Upon completion of the Share Swap, Beta International has become indirectly wholly-owned subsidiaries of Beta FinTech, through Beta Capital.

(3)	On November 25, 2024, the board of directors approved a share split of 1-for-1,000 shares and the article of association of Beta FinTech was amended that (i) the number of authorized shares increased from 50,000 shares to 50,000,000 shares; and (ii) the par value of the shares decreased from US$1.0 each to US$0.001 each. The authorized share capital of Beta FinTech remained unchanged at US$50,000. As a result, there are an aggregate of 16,020,000 share have been issued and Mr. Shaojie Sun, Mr. Cong Gao and Mr. Xianxin Xiang are holding 5,446,800, 5,286,600 and 5,286,600 ordinary shares, respectively, after the share split.

(4)	On December 2, 2024, two independent individual investors acquired an aggregate 1,674,000 shares (approximately in aggregate 10.45% of the issued shares after Reorganization) from an entity wholly owned by Mr. Cong Gao.

After the Reorganization, the Company is effectively controlled by the same group of shareholders, i.e. Mr. Shaojie Sun, Mr. Cong Gao and Mr. Xianxin Xiang, before (100%) and after (89.55%) the Reorganization. In accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 805-50-25, the Reorganization has been accounted for as a recapitalization among entities under common control since the same shareholders controlled all these entities prior to and after the Reorganization. The Company has retroactively restated all ordinary shares and per share data for all the periods presented. The consolidation of the Company has been accounted for using a historical cost basis and presented assuming that the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period, eliminating the effects of intra-entity transactions. Furthermore, ASC 805-50-45-5 indicates that the financial statements and financial information presented for prior years also shall be retrospectively adjusted to furnish comparative information.

On January 21, 2025, Beta FinTech entered into a share subscription agreement with an independent third party. Pursuant to which, the Company issues and allots 1,980,000 new ordinary shares, representing 11% of the total issued ordinary shares, of Beta FinTech to the independent third party at a cash consideration of HKD8,800,000 (approximately $1,121,033) resulting in total number of issued ordinary shares of 18,000,000. The new issued ordinary shares carry equal rights and rank pari passu as the existing ordinary shares.